Expense Example - Transamerica Madison Diversified Income VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	81	252	439	978	106	331	574	1,271